Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 20,236	$ 16,978
Less: accumulated depreciation and amortization	(9,002)	(6,538)
Property and equipment, net	11,234	10,440
Computer and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,990	3,902
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,060	2,519
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,186	$ 10,557